SUPPLEMENTAL FINANCIAL INFORMATION (Details 5) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accretion Expense on Lease Liability
SupplementalFinancialInformationDetails5LineItems [Line Items]
Lease related amounts recognized in the income statement	$ (56)	$ (76)
Short-term Lease Expenses
SupplementalFinancialInformationDetails5LineItems [Line Items]
Lease related amounts recognized in the income statement	(2,287)	(5,146)
Non-short term Low-value Leases Expense
SupplementalFinancialInformationDetails5LineItems [Line Items]
Lease related amounts recognized in the income statement	(13)	(19)
Lease Related Expense Gross
SupplementalFinancialInformationDetails5LineItems [Line Items]
Lease related amounts recognized in the income statement	$ (2,356)	$ (5,241)